Document And Entity Information	0 Months Ended
Mar. 20, 2014
Document And Entity Information
Document Type	497
Document Period End Date	Mar. 20, 2014
Registrant Name	RYDEX SERIES FUNDS
Central Index Key	0000899148
Amendment Flag	false
Document Creation Date	Mar. 20, 2014
Document Effective Date	Mar. 20, 2014
Prospectus Date	May 01, 2013 [1]

[1]	Supplement dated March 20, 2014 to the currently effective Statutory Prospectuses and Summary Prospectuses dated May 1, 2013 and August 1, 2013.